PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Telkomsel (Details) - IDR (Rp) Rp in Billions		12 Months Ended
	Apr. 23, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2004
Disclosure of net defined benefit liability (asset) [line items]
Employer contributions		Rp 719	Rp 226
Pension benefit obligations at beginning of year		9,717	10,816
Service costs		504	353
Interest income		607	696
Return on plan assets (excluding amount included in net interest expense)		(82)	(720)
Benefits paid by employer		(719)	(226)
Benefits paid		(291)
Pension benefit obligations at end of year		8,509	Rp 9,717
Telkomsel
Disclosure of net defined benefit liability (asset) [line items]
Percentage of haircut from CV	5.00%
Cash value transferred	Rp 814
Pension plan participants' contributions	73
Employer contributions	857
Benefits paid by employer	Rp (857)
Pension benefit obligations at end of year		Rp 853
Telkomsel | Jiwasraya
Disclosure of net defined benefit liability (asset) [line items]
Percentage of cash value transferred	95.00%
Periodic pension benefit cost | Until 2004 | Telkomsel
Disclosure of net defined benefit liability (asset) [line items]
Percentage of participating employees contribution				5.00%